Fair Value Measurements - Summary of quantitative information regarding Level 3 fair value measurements inputs (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Exercise price	$ 11.5	$ 11.5	$ 11.5
Stock Price	$ 10.43	$ 10.09	$ 9.75
Term (in years)	5 years 4 months 2 days	5 years 5 months 1 day	5 years 9 months
Volatility	8.90%	4.90%	10.00%
Risk-free interest rate	3.53%	3.91%	1.32%
Dividend yield	0.00%	0.00%	0.00%